RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
RELATED PARTY TRANSACTIONS

10.	INCOME TAX

Loss before income taxes for the years ended December 31, 2025, and 2024 is summarized as follows:

	Years ended December 31,
	2025	2024

U.S.	$–	$(129,121)
BVI	(147,494)	(31,775)
Foreign	(485,947)	140,023

Loss before income taxes	$(633,441)	$(20,873)

Provision for income taxes for the years ended December 31, 2025, and 2024 is summarized as follows:

Years ended December 31,
	2025	2024

Current:
U.S.	$–	$–
BVI	–	–
Foreign	–	–

Total provision for income taxes	$–	$–

The reconciliation of the federal statutory income tax amount and rate to the Company’s effective tax rate for the years ended December 31, 2025, and 2024 is as follows:

Schedule of reconciliation of the federal income tax
	Years ended December 31,
	2025			2024
	Amount	%		Amount	%

Loss before income taxes	$(633,441)			$(20,873)
Federal statutory tax rate	(133,023)	21.00%		(4,383)	21.00%
State and local income tax, net of federal income tax effect
Foreign tax effects:
Bangladesh
Foreign rate difference	(558)	0.09%		(2,117)	10.14%
Malaysia
Foreign rate difference	(53,026)	8.37%		(5,178)	24.81%
Changes in valuation allowances	186,608	(29.46%	)	11,698	(56.04%	)

Income tax expense and effective tax rate	$–	–		$21	0.09%

The significant components of deferred taxes of the Company are as follows (rounded to the nearest thousand):

	As of December 31,
	2025	2024

Deferred tax assets
Net operating loss (NOL) carryforwards:
US	$–	$4,000,000
Malaysia	2,800,000	2,300,000
Bangladesh	87,000	79,000
Less: Valuation allowance	(2,887,000)	(6,379,000)
Total deferred tax assets	$–	$–

The table below summarizes changes in the valuation allowance for deferred tax assets for the years presented (rounded to the nearest thousand):

	Years ended December 31,
	2025	2024

Valuation allowance
Balance, beginning of year	$6,379,000	$6,239,000
Increases in (reversal of) valuation allowance during the year	(3,492,000)	140,000
Balance, end of year	$2,887,000	$6,379,000

At December 31, 2025, the Company’s subsidiary operating in Malaysia has net operating loss of approximately $2.8 million. Net operating loss carryforwards will begin to expire, if unused, in 2025.

At December 31, 2025, the Company’s subsidiary operating in Bangladesh has net operating loss carryforwards of $87,642 which can be carried forward for a maximum period of six years.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which the Company operates. Malaysia corporate tax returns remain subject to examination for tax years ended December 31, 2018 through December 31, 2025.

The Company follows the provision of ASC 740 which prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on a tax return. The Company did not have any unrecognized tax positions or benefits as of December 31, 2025 and 2024. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. We do not expect any material changes in our unrecognized tax benefits over the next 12 months.

11.	RELATED PARTY TRANSACTIONS

Related party balances consisted of the following:

	As of December 31,
	2025	2024

Due to Porta Capital Limited (“Porta Capital”)	$1,051,220	$1,068,099
Due to Bru Haas (B) Sdn Bhd (“Bru Haas (B)”)	2,300,518	1,695,698
Due to Bru Haas Sdn Bhd (“Bru Haas”)	107,977	80,381
Due from Veo Edge Technology Limited	–	(6,055)
Due (from) to Clicque Technology Sdn Bhd (“Clicque”)	(9,074)	(162,361)
Due to directors	253,142	221,156
Due to former subsidiary - Leet Entertainment Group Limited (“Leet HK”)	414,814	414,814
	$4,118,597	$3,311,732

Mr. Song is the director and major shareholder of the Company, and he is also the major shareholder of Porta Capital, Bru Haas (B), Bru Haas, Tila Network, Clicque Technology Sdn Bhd, Veo Edge Technology Limited and Porta Network. Amount due to these related companies are those trade and non-trade payables arising from transactions between the Company and the related companies, such as advances made by the related companies on behalf of the Company, and advances made by the Company on behalf of the related companies. Those advances are unsecured, non-interest bearing and have no fixed terms of repayment. The advances to Mr. Song are mainly for working capital purpose.

In the ordinary course of business, during the years ended December 31, 2025 and 2024, the Company involved with certain transactions, either at cost or current market prices and on the normal commercial terms among related parties. The following table provides the transactions with these parties for the years as presented (for the portion of such period that they were considered related):

	Years ended December 31,
Nature of transactions with related parties	2025	2024

Research and development consulting fee to related parties:
- Porta Capital	$118,546	$35,985

Rent expense of Matchroom platform server to related parties:
- Porta Capital	$58,728	$113,951
- Bru Haas (B)	123,201	239,530
- Clicque	49	241

Total rent expense of Matchroom platform server to related parties	$181,978	$353,722

Network Bandwidth expense to related parties
- Bru Haas (B)	$125,563	$215,998

Operating expenses paid on behalf of related parties
- Veo Edge Technology Limited	$–	$(6,055)

Debt restructuring with former subsidiary
- Leet HK	$414,814	$414,814

Director fee
- Ganesha	$8,177	$13,123

During the year ended December 31, 2025 and 2024, the Company utilized space on a rent-free basis in the office located at Unit 805, 8th Floor, Menara Mutiara Majestic, Jalan Othman, Petaling Jaya 46000, Selangor, Malaysia which is owned by Mr. Song. The fair market value of the rent is RM1,800 per month.